Goodwill and Intangible Assets - Schedule of Changes in Goodwill (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill Impairment	$ 0.0	$ 652.0	$ 0.0